Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Future Minimum Contractual Lease Income (Net of Commissions)

Amount
2018	$75,535
2019	10,837
2020	—
2021	—
2022	—
Thereafter	—
Total minimum lease revenue, net of commissions	$86,372